Assets and Condensed Schedule of Investments by Class of Units	12 Months Ended
Dec. 31, 2015
Assets and Condensed Schedule of Investments by Class of Units
Futures, Forwards and Options on Futures and Forward Contracts by Class of Units

Note 7. Assets and Condensed Schedule of Investments by Class of Units

The following schedules of assets by class of units and condensed schedule of investments by class of units reflect activity related to the Partnership as of December 31, 2015 and 2014.

Class A Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$1,995,803
Net unrealized gain (loss) on open futures contracts	42,590
Net unrealized gain (loss) on open forward currency contracts	(12,385)
Net unrealized gain (loss) on open swap contracts	60,114
Total equity in brokers' trading accounts	2,086,122

Cash and cash equivalents	3,325,820
Securities owned, at fair value (cost $5,969,758)	5,985,021
Interest receivable	707
Total assets	$11,397,670

Futures,  Forward and Swap Contracts owned by Class A Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(9,573)	(0.09)%	$33,988	0.31%	$24,415	0.22%
Currencies	$5,032	0.05%	$51,471	0.46%	$56,503	0.51%
Energy	$615	0.01%	$(11,715)	(0.11)%	$(11,100)	(0.10)%
Interest rates	$(20,996)	(0.19)%	$4,046	0.04%	$(16,950)	(0.15)%
Meats	$(44)	0.00%	$(7,554)	(0.07)%	$(7,598)	(0.07)%
Metals	$(1,513)	(0.01)%	$8,051	0.07%	$6,538	0.06%
Soft commodities	$(2,480)	(0.02)%	$(6,664)	(0.06)%	$(9,144)	(0.08)%
Stock indices and single stock futures	$(3,591)	(0.03)%	$(2,212)	(0.02)%	$(5,803)	(0.05)%
Total U.S. Futures Positions	$(32,550)		$69,411		$36,861

Foreign Futures Positions:
Agriculturals	$1,514	0.01%	$659	0.01%	$2,173	0.02%
Energy	$—	0.00%	$53,620	0.49%	$53,620	0.49%
Interest rates	$(42,589)	(0.39)%	$(5,592)	(0.05)%	$(48,181)	(0.44)%
Metals	$(5,709)	(0.05)%	$14,288	0.13%	$8,579	0.08%
Soft commodities	$8	0.00%	$263	0.00%	$271	0.00%
Stock indices	$(554)	(0.01)%	$(10,179)	(0.09)%	$(10,733)	(0.10)%
Total Foreign Futures Positions	$(47,330)		$53,059		$5,729
Total Futures Contracts	$(79,880)	(0.73)%	$122,470	1.12%	$42,590	0.39%

Forward Contracts *
Currencies	$393	0.00%	$(12,778)	(0.12)%	$(12,385)	(0.12)%

Swap Contracts
Deutsche Bank total return swap, Termination date July 1, 2020	$60,114	0.55%	$—	0.00%	$60,114	0.55%

Total Futures, Forward and
Swap Contracts	$(19,373)	(0.18)%	$109,692	1.00%	$90,319	0.82%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Class A Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,981,324	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$1,986,737	18.06%
$2,250,732	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	2,257,539	20.53%
	Total U.S. Government-sponsored enterprises (cost of $4,232,451)		$4,244,276	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$102,926	2/1/2018	Wachovia Corp, 1.7%	$113,817	1.03%
$632,171	9/21/2016-2/16/2018	Others, 1.2-1.8% **	639,777	5.82%
	Total U.S. Corporate bonds (cost of $751,347)		$753,594	6.85%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)

Foreign Commercial paper
$206,366	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$206,290	1.87%
U.S. Commercial paper
$205,852	1/13/2016	National Grid PLC, 0.5%	$205,817	1.87%
$575,356	1/4/2016-3/18/2016	Others, 0.4-0.9% **	575,044	5.23%
		Total U.S. Commercial paper	780,861	7.10%

	Total Commercial paper (cost of $985,960)		$987,151	8.97%

Total securities owned by Class A Units at December 31, 2015	$5,985,021	54.41%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Class B Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$21,921,928
Net unrealized gain (loss) on open futures contracts	467,814
Net unrealized gain (loss) on open forward currency contracts	(136,037)
Net unrealized gain (loss) on open swap contracts	660,292
Total equity in brokers' trading accounts	22,913,997

Cash and cash equivalents	36,530,848
Securities owned, at fair value (cost $65,571,910)	65,739,557
Interest receivable	7,765
Total assets	$125,192,167

Futures,  Forward and Swap Contracts owned by Class B Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(105,151)	(0.09)%	$373,322	0.31%	$268,171	0.22%
Currencies	$55,267	0.05%	$565,359	0.46%	$620,626	0.51%
Energy	$6,759	0.01%	$(128,681)	(0.11)%	$(121,922)	(0.10)%
Interest rates	$(230,606)	(0.19)%	$44,439	0.04%	$(186,167)	(0.15)%
Meats	$(486)	0.00%	$(82,973)	(0.07)%	$(83,459)	(0.07)%
Metals	$(16,619)	(0.01)%	$88,432	0.07%	$71,813	0.06%
Soft commodities	$(27,235)	(0.02)%	$(73,194)	(0.06)%	$(100,429)	(0.08)%
Stock indices and single stock futures	$(39,439)	(0.03)%	$(24,299)	(0.02)%	$(63,738)	(0.05)%
Total U.S. Futures Positions	$(357,510)		$762,405		$404,895

Foreign Futures Positions:
Agriculturals	$16,633	0.01%	$7,235	0.01%	$23,868	0.02%
Energy	$—	0.00%	$588,958	0.49%	$588,958	0.49%
Interest rates	$(467,797)	(0.39)%	$(61,426)	(0.05)%	$(529,223)	(0.44)%
Metals	$(62,710)	(0.05)%	$156,942	0.13%	$94,232	0.08%
Soft commodities	$91	0.00%	$2,885	0.00%	$2,976	0.00%
Stock indices	$(6,089)	(0.01)%	$(111,803)	(0.09)%	$(117,892)	(0.10)%
Total Foreign Futures Positions	$(519,872)		$582,791		$62,919
Total Futures Contracts	$(877,382)	(0.73)%	$1,345,196	1.12%	$467,814	0.39%

Forward Contracts *
Currencies	$4,320	0.00%	$(140,357)	(0.12)%	$(136,037)	(0.12)%

Swap Contracts
Deutsche Bank total return swap, Termination date July 1, 2020	$660,292	0.55%	$—	0.00%	$660,292	0.55%

Total Futures, Forward and
Swap Contracts	$(212,770)	(0.18)%	$1,204,839	1.00%	$992,069	0.82%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Class B Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$21,762,889	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$21,822,344	18.06%
$24,722,077	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	24,796,846	20.53%
	Total U.S. Government-sponsored enterprises (cost of $46,489,302)		$46,619,190	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,130,540	2/1/2018	Wachovia Corp, 1.7%	$1,250,170	1.03%
$6,943,775	9/21/2016-2/16/2018	Others, 1.2-1.8% **	7,027,318	5.82%
	Total U.S. corporate bonds (cost of $8,252,808)		$8,277,488	6.85%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
Foreign Commercial paper
$2,266,732	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$2,265,889	1.87%
U.S. Commercial paper
$2,261,079	1/13/2016	National Grid PLC, 0.5%	$2,260,695	1.87%
$6,319,717	1/4/2016-3/18/2016	Others, 0.4-0.9% **	6,316,295	5.23%
		Total U.S. Commercial paper	8,576,990	7.10%

	Total Commercial paper (cost of $10,829,800)		$10,842,879	8.97%

Total securities owned by Class B Units at December 31, 2015	$65,739,557	54.41%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Legacy 1 Class Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$347,573
Net unrealized gain (loss) on open futures contracts	7,417
Net unrealized gain (loss) on open forward currency contracts	(2,157)
Net unrealized gain (loss) on open swap contracts	10,469
Total equity in brokers' trading accounts	363,302

Cash and cash equivalents	579,197
Securities owned, at fair value (cost $1,039,644)	1,042,301
Interest receivable	123
Total assets	$1,984,923

Futures, Forward and Swap Contracts owned by Legacy 1 Class Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(1,667)	(0.09)%	$5,919	0.31%	$4,252	0.22%
Currencies	$876	0.05%	$8,964	0.46%	$9,840	0.51%
Energy	$107	0.01%	$(2,040)	(0.11)%	$(1,933)	(0.10)%
Interest rates	$(3,656)	(0.19)%	$705	0.04%	$(2,951)	(0.15)%
Meats	$(8)	0.00%	$(1,316)	(0.07)%	$(1,324)	(0.07)%
Metals	$(263)	(0.01)%	$1,402	0.07%	$1,139	0.06%
Soft commodities	$(432)	(0.02)%	$(1,160)	(0.06)%	$(1,592)	(0.08)%
Stock indices and single stock futures	$(625)	(0.03)%	$(385)	(0.02)%	$(1,010)	(0.05)%
Total U.S. Futures Positions	$(5,668)		$12,089		$6,421

Foreign Futures Positions:
Agriculturals	$264	0.01%	$115	0.01%	$379	0.02%
Energy	$—	0.00%	$9,338	0.49%	$9,338	0.49%
Interest rates	$(7,417)	(0.39)%	$(974)	(0.05)%	$(8,391)	(0.44)%
Metals	$(994)	(0.05)%	$2,487	0.13%	$1,493	0.08%
Soft commodities	$1	0.00%	$46	0.00%	$47	0.00%
Stock indices	$(97)	(0.01)%	$(1,773)	(0.09)%	$(1,870)	(0.10)%
Total Foreign Futures Positions	$(8,243)		$9,239		$996
Total Futures Contracts	$(13,911)	(0.73)%	$21,328	1.12%	$7,417	0.39%

Forward Contracts *
Currencies	$68	0.00%	$(2,225)	(0.12)%	$(2,157)	(0.12)%

Swap Contracts *
Deutsche Bank total return swap, Termination date July 1, 2020	$10,469	0.55%	$—	0.00%	$10,469	0.55%

Total Futures, Forward and
Swap Contracts	$(3,374)	(0.18)%	$19,103	1.00%	$15,729	0.82%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Legacy 1 Class Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$345,051	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$345,994	18.06%
$391,969	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	393,154	20.53%
	Total U.S. Government-sponsored enterprises (cost of $737,089)		$739,148	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$17,925	2/1/2018	Wachovia Corp, 1.7%	$19,821	1.03%
$110,094	9/21/2016-2/16/2018	Others, 1.2-1.8% **	111,418	5.82%
	Total U.S. corporate bonds (cost of $130,848)		$131,239	6.85%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
Foreign Commercial paper
$35,939	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$35,926	1.87%
U.S. Commercial paper
$35,849	1/13/2016	National Grid PLC, 0.5%	35,843	1.87%
$100,199	1/4/2016-3/18/2016	Others, 0.4-0.9% **	100,145	5.23%
		Total U.S. Commercial paper	135,988	7.10%
	Total Commercial paper (cost of $171,707)

Total securities owned by Legacy 1 Class Units at December 31, 2015	$1,042,301	54.41%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Legacy 2 Class Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$116,161
Net unrealized gain (loss) on open futures contracts	2,479
Net unrealized gain (loss) on open forward currency contracts	(721)
Net unrealized gain (loss) on open swap contracts	3,499
Total equity in brokers' trading accounts	121,418

Cash and cash equivalents	193,572
Securities owned, at fair value (cost $347,456)	348,345
Interest receivable	41
Total assets	$663,376

Futures, Forward and Swap Contracts owned by Legacy 2 Class Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(558)	(0.09)%	$1,978	0.31%	$1,420	0.22%
Currencies	$293	0.05%	$2,996	0.46%	$3,289	0.51%
Energy	$36	0.01%	$(682)	(0.11)%	$(646)	(0.10)%
Interest rates	$(1,222)	(0.19)%	$235	0.04%	$(987)	(0.15)%
Meats	$(3)	0.00%	$(440)	(0.07)%	$(443)	(0.07)%
Metals	$(88)	(0.01)%	$469	0.07%	$381	0.06%
Soft commodities	$(144)	(0.02)%	$(388)	(0.06)%	$(532)	(0.08)%
Stock indices and single stock futures	$(209)	(0.03)%	$(129)	(0.02)%	$(338)	(0.05)%
Total U.S. Futures Positions	$(1,895)		$4,039		$2,144

Foreign Futures Positions:
Agriculturals	$88	0.01%	$38	0.01%	$126	0.02%
Energy	$—	0.00%	$3,121	0.49%	$3,121	0.49%
Interest rates	$(2,478)	(0.39)%	$(325)	(0.05)%	$(2,803)	(0.44)%
Metals	$(332)	(0.05)%	$832	0.13%	$500	0.08%
Soft commodities	$—	0.00%	$15	0.00%	$15	0.00%
Stock indices	$(32)	(0.01)%	$(592)	(0.09)%	$(624)	(0.10)%
Total Foreign Futures Positions	$(2,754)		$3,089		$335
Total Futures Contracts	$(4,649)	(0.73)%	$7,128	1.12%	$2,479	0.39%

Forward Contracts *
Currencies	$23	0.00%	$(744)	(0.12)%	$(721)	(0.12)%

Swap Contracts *
Deutsche Bank total return swap, Termination date July 1, 2020	$3,499	0.55%	$—	0.00%	$3,499	0.55%

Total Futures, Forward and
Swap Contracts	$(1,127)	(0.18)%	$6,384	1.00%	$5,257	0.82%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Legacy 2 Class Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$115,319	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$115,634	18.06%
$130,999	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	131,395	20.53%
	Total U.S. Government-sponsored enterprises (cost of $246,340)		$247,029	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$5,991	2/1/2018	Wachovia Corp, 1.7%	$6,624	1.03%
$36,794	9/21/2016-2/16/2018	Others, 1.2-1.8% **	37,237	5.82%
	Total U.S. corporate bonds, (cost of $43,730)		$43,861	6.85%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
Foreign Commercial paper
$12,011	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$12,007	1.87%
U.S. Commercial paper
$11,981	1/13/2016	National Grid PLC, 0.5%	11,979	1.87%
$33,487	1/4/2016-3/18/2016	Others, 0.4-0.9% **	33,469	5.23%
		Total U.S. Commercial paper	45,448	7.10%
	Total Commercial paper, (cost of $57,386)		$57,455	8.97%

Total securities owned by Legacy 2 Class Units at December 31, 2015	$348,345	54.41%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Global 1 Class Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$3,542,555
Net unrealized gain (loss) on open futures contracts	75,598
Net unrealized gain (loss) on open forward currency contracts	(21,983)
Net unrealized gain (loss) on open swap contracts	106,702
Total equity in brokers' trading accounts	3,702,872

Cash and cash equivalents	5,903,337
Securities owned, at fair value (cost $10,596,334)	10,623,425
Interest receivable	1,255
Total assets	$20,230,889

Futures, Forward and Swap Contracts owned by Global 1 Class Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(16,992)	(0.09)%	$60,328	0.31%	$43,336	0.22%
Currencies	$8,931	0.05%	$91,361	0.46%	$100,292	0.51%
Energy	$1,092	0.01%	$(20,795)	(0.11)%	$(19,703)	(0.10)%
Interest rates	$(37,265)	(0.19)%	$7,182	0.04%	$(30,083)	(0.15)%
Meats	$(79)	0.00%	$(13,408)	(0.07)%	$(13,487)	(0.07)%
Metals	$(2,686)	(0.01)%	$14,290	0.07%	$11,604	0.06%
Soft commodities	$(4,401)	(0.02)%	$(11,828)	(0.06)%	$(16,229)	(0.08)%
Stock indices and single stock futures	$(6,373)	(0.03)%	$(3,927)	(0.02)%	$(10,300)	(0.05)%
Total U.S. Futures Positions	$(57,773)		$123,203		$65,430

Foreign Futures Positions:
Agriculturals	$2,688	0.01%	$1,169	0.01%	$3,857	0.02%
Energy	$—	0.00%	$95,175	0.49%	$95,175	0.49%
Interest rates	$(75,595)	(0.39)%	$(9,926)	(0.05)%	$(85,521)	(0.44)%
Metals	$(10,134)	(0.05)%	$25,361	0.13%	$15,227	0.08%
Soft commodities	$15	0.00%	$466	0.00%	$481	0.00%
Stock indices	$(984)	(0.01)%	$(18,067)	(0.09)%	$(19,051)	(0.10)%
Total Foreign Futures Positions	$(84,010)		$94,178		$10,168
Total Futures Contracts	$(141,783)	(0.73)%	$217,381	1.12%	$75,598	0.39%

Forward Contracts *
Currencies	$699	0.00%	$(22,682)	(0.12)%	$(21,983)	(0.12)%

Swap Contracts *
Deutsche Bank total return swap, Termination date July 1, 2020	$106,702	0.55%	$—	0.00%	$106,702	0.55%

Total Futures, Forward and
Swap Contracts	$(34,382)	(0.18)%	$194,699	1.00%	$160,317	0.82%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 1 Class Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$3,516,854	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$3,526,462	18.06%
$3,995,055	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	4,007,137	20.53%
	Total U.S. Government-sponsored enterprises (cost of $7,512,610)		$7,533,599	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$182,694	2/1/2018	Wachovia Corp, 1.7%	$202,026	1.03%
$1,122,105	9/21/2016-2/16/2018	Others, 1.2-1.8% **	1,135,605	5.82%
	Total Corporate bonds, (cost of $1,333,643)		$1,337,631	6.85%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
Foreign Commercial paper
$366,301	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$366,165	1.87%
U.S. Commercial paper
$365,387	1/13/2016	National Grid PLC, 0.5%	365,325	1.87%
$1,021,258	1/4/2016-3/18/2016	Others, 0.4-0.9% **	1,020,705	5.23%
		Total U.S. Commercial paper	1,386,030	7.10%

	Total Commercial paper (cost of $1,750,081)		$1,752,195	8.97%

Total securities owned by Global 1 Class Units at December 31, 2015	$10,623,425	54.41%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Global 2 Class Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$702,758
Net unrealized gain (loss) on open futures contracts	14,997
Net unrealized gain (loss) on open forward currency contracts	(4,361)
Net unrealized gain (loss) on open swap contracts	21,167
Total equity in brokers' trading accounts	734,561

Cash and cash equivalents	1,171,081
Securities owned, at fair value (cost $2,102,059)	2,107,434
Interest receivable	249
Total assets	$4,013,325

Futures,  Forward and Swap Contracts owned by Global 2 Class Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(3,371)	(0.09)%	$11,968	0.31%	$8,597	0.22%
Currencies	$1,772	0.05%	$18,124	0.46%	$19,896	0.51%
Energy	$217	0.01%	$(4,125)	(0.11)%	$(3,908)	(0.10)%
Interest rates	$(7,393)	(0.19)%	$1,425	0.04%	$(5,968)	(0.15)%
Meats	$(16)	0.00%	$(2,660)	(0.07)%	$(2,676)	(0.07)%
Metals	$(533)	(0.01)%	$2,835	0.07%	$2,302	0.06%
Soft commodities	$(873)	(0.02)%	$(2,346)	(0.06)%	$(3,219)	(0.08)%
Stock indices and single stock futures	$(1,264)	(0.03)%	$(779)	(0.02)%	$(2,043)	(0.05)%
Total U.S. Futures Positions	$(11,461)		$24,442		$12,981

Foreign Futures Positions:
Agriculturals	$533	0.01%	$232	0.01%	$765	0.02%
Energy	$—	0.00%	$18,880	0.49%	$18,880	0.49%
Interest rates	$(14,996)	(0.39)%	$(1,970)	(0.05)%	$(16,966)	(0.44)%
Metals	$(2,010)	(0.05)%	$5,031	0.13%	$3,021	0.08%
Soft commodities	$3	0.00%	$92	0.00%	$95	0.00%
Stock indices	$(195)	(0.01)%	$(3,584)	(0.09)%	$(3,779)	(0.10)%
Total Foreign Futures Positions	$(16,665)		$18,681		$2,016
Total Futures Contracts	$(28,126)	(0.73)%	$43,123	1.12%	$14,997	0.39%

Forward Contracts *
Currencies	$138	0.00%	$(4,499)	(0.12)%	$(4,361)	(0.12)%

Swap Contracts *
Deutsche Bank total return swap, Termination date July 1, 2020	$21,167	0.55%	$—	0.00%	$21,167	0.55%

Total Futures, Forward and
Swap Contracts	$(6,821)	(0.18)%	$38,624	1.00%	$31,803	0.82%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 2 Class Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$697,660	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$699,566	18.06%
$792,524	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	794,921	20.53%
	Total U.S. Government-sponsored enterprises (cost of $1,490,322)		$1,494,487	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$36,242	2/1/2018	Wachovia Corp, 1.7%	$40,077	1.03%
$222,599	9/21/2016-2/16/2018	Others, 1.2-1.8% **	225,277	5.82%
	Total Corporate bonds, (cost of $264,563)		265,354	6.85%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
Foreign Commercial paper

$72,665	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$72,638	1.87%
U.S. Commercial paper
$72,484	1/13/2016	National Grid PLC, 0.5%	72,472	1.87%
$202,593	1/4/2016-3/18/2016	Others, 0.4-0.9% **	202,483	5.23%
		Total U.S. Commercial paper	274,955	7.10%

	Total Commercial paper (cost of $347,174)		$347,593	8.97%

Total securities owned by Global 2 Class Units at December 31, 2015	$2,107,434	54.41%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Global 3 Class Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$10,154,573
Net unrealized gain (loss) on open futures contracts	216,700
Net unrealized gain (loss) on open forward currency contracts	(63,015)
Net unrealized gain (loss) on open swap contracts	305,857
Total equity in brokers' trading accounts	10,614,115

Cash and cash equivalents	16,921,648
Securities owned, at fair value (cost $30,373,913)	30,451,571
Interest receivable	3,597
Total assets	$57,990,931

Futures,  Forward and Swap Contracts owned by Global 3 Class Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(48,708)	(0.09)%	$172,929	0.31%	$124,221	0.22%
Currencies	$25,600	0.05%	$261,883	0.46%	$287,483	0.51%
Energy	$3,131	0.01%	$(59,607)	(0.11)%	$(56,476)	(0.10)%
Interest rates	$(106,820)	(0.19)%	$20,586	0.04%	$(86,234)	(0.15)%
Meats	$(224)	0.00%	$(38,434)	(0.07)%	$(38,658)	(0.07)%
Metals	$(7,698)	(0.01)%	$40,963	0.07%	$33,265	0.06%
Soft commodities	$(12,616)	(0.02)%	$(33,905)	(0.06)%	$(46,521)	(0.08)%
Stock indices and single stock futures	$(18,269)	(0.03)%	$(11,256)	(0.02)%	$(29,525)	(0.05)%
Total U.S. Futures Positions	$(165,604)		$353,159		$187,555

Foreign Futures Positions:
Agriculturals	$7,705	0.01%	$3,351	0.01%	$11,056	0.02%
Energy	$—	0.00%	$272,814	0.49%	$272,814	0.49%
Interest rates	$(216,690)	(0.39)%	$(28,454)	(0.05)%	$(245,144)	(0.44)%
Metals	$(29,048)	(0.05)%	$72,697	0.13%	$43,649	0.08%
Soft commodities	$43	0.00%	$1,336	0.00%	$1,379	0.00%
Stock indices	$(2,820)	(0.01)%	$(51,789)	(0.09)%	$(54,609)	(0.10)%
Total Foreign Futures Positions	$(240,810)		$269,955		$29,145
Total Futures Contracts	$(406,414)	(0.73)%	$623,114	1.12%	$216,700	0.39%

Forward Contracts *
Currencies	$2,001	0.00%	$(65,016)	(0.12)%	$(63,015)	(0.12)%

Swap Contracts *
Deutsche Bank total return swap, Termination date July 1, 2020	$305,857	0.55%	$—	0.00%	$305,857	0.55%

Total Futures, Forward and
Swap Contracts	$(98,556)	(0.18)%	$558,098	1.00%	$459,542	0.82%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 3 Class Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$10,080,903	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$10,108,442	18.06%
$11,451,644	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	11,486,280	20.53%
	Total U.S. Government-sponsored enterprises (cost of $21,534,556)		$21,594,722	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$523,682	2/1/2018	Wachovia Corp, 1.7%	$579,099	1.03%
$3,216,462	9/21/2016-2/16/2018	Others, 1.2-1.8% **	3,255,162	5.82%
	Total Corporate bonds, (cost of $3,822,827)		3,834,261	6.85%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
Foreign Commercial paper
$1,049,986	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$1,049,594	1.87%
U.S. Commercial paper
$1,047,368	1/13/2016	National Grid PLC, 0.5%	1,047,189	1.87%
$2,927,390	1/4/2016-3/18/2016	Others, 0.4-0.9% **	2,925,805	5.23%
		Total U.S. Commercial paper	3,972,994	7.10%

	Total Commercial paper (cost of $5,016,530) **		$5,022,588	8.97%

Total securities owned by Global 3 Class Units at December 31, 2015	$30,451,571	54.41%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Class A Units

Assets by Class of Units	December 31, 2014
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $643,941).	$644,040
Cash	822,931
Net unrealized gain (loss) on open futures contracts	600,078
Net unrealized gain (loss) on open forward currency contracts	(9,416)
Total equity in brokers' trading accounts	2,057,633

Cash and cash equivalents	8,354,809
Securities owned, at fair value (cost $5,817,022)	5,828,936
Interest receivable	1,618
Total assets	$16,242,996

Futures and Forward Contracts owned by Class A Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(11,009)	(0.07)%	$(965)	(0.01)%	$(11,974)	(0.08)%
Currencies	$2,711	0.02%	$100,040	0.64%	$102,751	0.66%
Energy	$(16,024)	(0.10)%	$74,707	0.48%	$58,683	0.38%
Interest rates	$18,717	0.12%	$(3,042)	(0.02)%	$15,675	0.10%
Meats	$(7,071)	(0.05)%	$2,197	0.01%	$(4,874)	(0.04)%
Metals	$(1,055)	(0.01)%	$22,265	0.14%	$21,210	0.13%
Soft commodities	$(2,618)	(0.01)%	$44,197	0.28%	$41,579	0.27%
Stock indices and single stock futures	$45,391	0.29%	$(3,997)	(0.02)%	$41,394	0.27%
Total U.S. Futures Positions	$29,042		$235,402		$264,444

Foreign Futures Positions:
Agriculturals	$201	0.00%	$(50)	0.00%	$151	0.00%
Energy	$80	0.00%	$85,279	0.55%	$85,359	0.55%
Interest rates	$226,826	1.46%	$(2,048)	(0.01)%	$224,778	1.45%
Metals	$(75,327)	(0.48)%	$65,845	0.42%	$(9,482)	(0.06)%
Soft commodities	$668	0.00%	$372	0.00%	$1,040	0.00%
Stock indices	$37,840	0.24%	$(4,052)	(0.02)%	$33,788	0.22%
Total Foreign Futures Positions	$190,288		$145,346		$335,634
Total Futures Contracts	$219,330	1.41%	$380,748	2.46%	$600,078	3.87%

Forward Contracts *
Currencies	$18,550	0.12%	$(27,966)	(0.18)%	$(9,416)	(0.06)%

Total Futures and Forward Contracts	$237,880	1.53%	$352,782	2.28%	$590,662	3.81%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

U.S. Government securities in brokers' trading accounts owned by Class A Units at December 31, 2014**

				Percent of
				Partners' Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$644,266	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $643,941)	$644,040	4.15%

**   Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Class A Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,039,139	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$1,042,733	6.72%
$3,465,530	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	3,471,433	22.38%
$129,892	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	129,936	0.84%
	Total U.S. Government-sponsored enterprises (cost of $4,634,561)		$4,644,102	29.94%

Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$80,118	2/3/2015	Foreign corporate bonds, 0.8%	$80,701	0.52%
$534,274	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	548,854	3.54%
	Total Corporate bonds (cost of $627,486) ***		$629,555	4.06%

Commercial Paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$134,257	4/10/2015	Foreign commercial paper, 0.5%	$134,081	0.86%
$421,371	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	421,198	2.72%
	Total Commercial paper (cost of $554,975) ***		$555,279	3.58%

Total securities owned by Class A Units at December 31, 2014	$5,828,936	37.58%

***  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Class B Units

Assets by Class of Units	December 31, 2014
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $6,722,434)	$6,723,466
Cash	8,591,010
Net unrealized gain (loss) on open futures contracts	6,264,502
Net unrealized gain (loss) on open forward currency contracts	(98,296)
Total equity in brokers' trading accounts	21,480,682

Cash and cash equivalents	87,220,211
Securities owned, at fair value (cost $60,726,934)	60,851,309
Interest receivable	16,886
Total assets	$169,569,088

Futures and Forward Contracts owned by Class B Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(114,934)	(0.07)%	$(10,076)	(0.01)%	$(125,010)	(0.08)%
Currencies	$28,297	0.02%	$1,044,365	0.64%	$1,072,662	0.66%
Energy	$(167,286)	(0.10)%	$779,909	0.48%	$612,623	0.38%
Interest rates	$195,398	0.12%	$(31,759)	(0.02)%	$163,639	0.10%
Meats	$(73,821)	(0.05)%	$22,932	0.01%	$(50,889)	(0.04)%
Metals	$(11,012)	(0.01)%	$232,439	0.14%	$221,427	0.13%
Soft commodities	$(27,334)	(0.01)%	$461,400	0.28%	$434,066	0.27%
Stock indices and single stock futures	$473,864	0.29%	$(41,730)	(0.02)%	$432,134	0.27%
Total U.S. Futures Positions	$303,172		$2,457,480		$2,760,652

Foreign Futures Positions:
Agriculturals	$2,095	0.00%	$(522)	0.00%	$1,573	0.00%
Energy	$833	0.00%	$890,273	0.55%	$891,106	0.55%
Interest rates	$2,367,958	1.46%	$(21,378)	(0.01)%	$2,346,580	1.45%
Metals	$(786,379)	(0.48)%	$687,387	0.42%	$(98,992)	(0.06)%
Soft commodities	$6,976	0.00%	$3,881	0.00%	$10,857	0.00%
Stock indices	$395,032	0.24%	$(42,306)	(0.02)%	$352,726	0.22%
Total Foreign Futures Positions	$1,986,515		$1,517,335		$3,503,850
Total Futures Contracts	$2,289,687	1.41%	$3,974,815	2.46%	$6,264,502	3.87%

Forward Contracts *
Currencies	$193,652	0.12%	$(291,948)	(0.18)%	$(98,296)	(0.06)%

Total Futures and Forward Contracts	$2,483,339	1.53%	$3,682,867	2.28%	$6,166,206	3.81%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

U.S. Government securities in brokers’ trading accounts owned by Class B Units at December 31, 2014**

				Percent of
				Partners' Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$6,725,834	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $6,722,434)	$6,723,466	4.15%

**   Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Class B Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$10,848,119	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$10,885,636	6.72%
$36,178,478	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	36,240,107	22.38%
$1,356,015	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	1,356,469	0.84%
	Total U.S. Government-sponsored enterprises (cost of $48,382,612)		$48,482,212	29.94%

Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$836,390	2/3/2015	Foreign corporate bonds, 0.8%	$842,479	0.52%
$5,577,561	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	5,729,770	3.54%
	Total Corporate bonds (cost of $6,550,649) ***		$6,572,249	4.06%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,401,577	4/10/2015	Foreign commercial paper, 0.5%	$1,399,746	0.86%
$4,398,912	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	4,397,102	2.72%
	Total Commercial paper (cost of $5,793,672) ***		$5,796,848	3.58%

Total securities owned by Class B Units at December 31, 2014	$60,851,309	37.58%

***  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Legacy 1 Class Units

Assets by Class of Units	December 31, 2014
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $109,783)	$109,800
Cash	140,299
Net unrealized gain (loss) on open futures contracts	102,305
Net unrealized gain (loss) on open forward currency contracts	(1,605)
Total equity in brokers' trading accounts	350,799

Cash and cash equivalents	1,424,385
Securities owned, at fair value (cost $991,726)	993,756
Interest receivable	276
Total assets	$2,769,216

Futures and Forward Contracts owned by Legacy 1 Class Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(1,877)	(0.07)%	$(165)	(0.01)%	$(2,042)	(0.08)%
Currencies	$462	0.02%	$17,055	0.64%	$17,517	0.66%
Energy	$(2,732)	(0.10)%	$12,737	0.48%	$10,005	0.38%
Interest rates	$3,191	0.12%	$(519)	(0.02)%	$2,672	0.10%
Meats	$(1,206)	(0.05)%	$375	0.01%	$(831)	(0.04)%
Metals	$(180)	(0.01)%	$3,796	0.14%	$3,616	0.13%
Soft commodities	$(446)	(0.01)%	$7,535	0.28%	$7,089	0.27%
Stock indices and single stock futures	$7,739	0.29%	$(681)	(0.02)%	$7,058	0.27%
Total U.S. Futures Positions	$4,951		$40,133		$45,084

Foreign Futures Positions:
Agriculturals	$34	0.00%	$(9)	0.00%	$25	0.00%
Energy	$14	0.00%	$14,539	0.55%	$14,553	0.55%
Interest rates	$38,671	1.46%	$(349)	(0.01)%	$38,322	1.45%
Metals	$(12,842)	(0.48)%	$11,226	0.42%	$(1,616)	(0.06)%
Soft commodities	$114	0.00%	$63	0.00%	$177	0.00%
Stock indices	$6,451	0.24%	$(691)	(0.02)%	$5,760	0.22%
Total Foreign Futures Positions	$32,442		$24,779		$57,221
Total Futures Contracts	$37,393	1.41%	$64,912	2.46%	$102,305	3.87%

Forward Contracts *
Currencies	$3,163	0.12%	$(4,768)	(0.18)%	$(1,605)	(0.06)%

Total Futures and Forward Contracts	$40,556	1.53%	$60,144	2.28%	$100,700	3.81%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

U.S. Government securities in brokers’ trading accounts owned by Legacy 1 Class Units at December 31, 2014**

				Percent of
				Partners' Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$109,839	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $109,783)	$109,800	4.15%

**   Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Legacy 1 Class Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$177,160	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$177,772	6.72%
$590,827	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	591,834	22.38%
$22,145	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	22,152	0.84%
	Total U.S. Government-sponsored enterprises (cost of $790,132)		$791,758	29.94%

Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$13,659	2/3/2015	Foreign corporate bonds, 0.8%	$13,758	0.52%
$91,087	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	93,572	3.54%
	Total Corporate bonds (cost of $106,978) ***		$107,330	4.06%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$22,889	4/10/2015	Foreign commercial paper, 0.5%	$22,859	0.86%
$71,838	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	71,809	2.72%
	Total Commercial paper (cost of $94,616) ***		$94,668	3.58%

Total securities owned by Legacy 1 Class Units at December 31, 2014	$993,756	37.58%

***  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Legacy 2 Class Units

Assets by Class of Units	December 31, 2014
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $37,730)	$37,735
Cash	48,217
Net unrealized gain (loss) on open futures contracts	35,163
Net unrealized gain (loss) on open forward currency contracts	(552)
Total equity in brokers' trading accounts	120,563

Cash and cash equivalents	489,524
Securities owned, at fair value (cost $340,831)	341,528
Interest receivable	95
Total assets	$951,710

Futures and Forward Contracts owned by Legacy 2 Class Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(645)	(0.07)%	$(57)	(0.01)%	$(702)	(0.08)%
Currencies	$159	0.02%	$5,862	0.64%	$6,021	0.66%
Energy	$(939)	(0.10)%	$4,377	0.48%	$3,438	0.38%
Interest rates	$1,097	0.12%	$(178)	(0.02)%	$919	0.10%
Meats	$(414)	(0.05)%	$129	0.01%	$(285)	(0.04)%
Metals	$(62)	(0.01)%	$1,305	0.14%	$1,243	0.13%
Soft commodities	$(153)	(0.01)%	$2,590	0.28%	$2,437	0.27%
Stock indices and single stock futures	$2,660	0.29%	$(234)	(0.02)%	$2,426	0.27%
Total U.S. Futures Positions	$1,703		$13,794		$15,497

Foreign Futures Positions:
Agriculturals	$12	0.00%	$(3)	0.00%	$9	0.00%
Energy	$5	0.00%	$4,997	0.55%	$5,002	0.55%
Interest rates	$13,290	1.46%	$(120)	(0.01)%	$13,170	1.45%
Metals	$(4,414)	(0.48)%	$3,858	0.42%	$(556)	(0.06)%
Soft commodities	$39	0.00%	$22	0.00%	$61	0.00%
Stock indices	$2,217	0.24%	$(237)	(0.02)%	$1,980	0.22%
Total Foreign Futures Positions	$11,149		$8,517		$19,666
Total Futures Contracts	$12,852	1.41%	$22,311	2.46%	$35,163	3.87%

Forward Contracts *
Currencies	$1,087	0.12%	$(1,639)	(0.18)	$(552)	(0.06)%

Total Futures and Forward Contracts	$13,939	1.53%	$20,672	2.28%	$34,611	3.81%

*No individual futures, forward, and options on futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

U.S. Government securities in brokers’ trading accounts owned by Legacy 2 Class Units at December 31, 2014**

				Percent of
				Partners' Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$37,749	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $37,730)	$37,735	4.15%

**  Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Legacy 2 Class Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$60,885	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$61,096	6.72%
$203,052	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	203,398	22.38%
$7,611	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	7,613	0.84%
	Total U.S. Government-sponsored enterprises (cost of $271,548)		$272,107	29.94%

Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$4,694	2/3/2015	Foreign corporate bonds, 0.8%	$4,728	0.52%
$31,304	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	32,158	3.54%
	Total Corporate bonds (cost of $36,766) ***		$36,886	4.06%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$7,866	4/10/2015	Foreign commercial paper, 0.5%	$7,856	0.86%
$24,689	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	24,679	2.72%
	Total Commercial paper (cost of $32,517) ***		$32,535	3.58%

Total securities owned by Legacy 2 Class Units at December 31, 2014	$341,528	37.58%

***  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Global 1 Class Units

Assets by Class of Units	December 31, 2014
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $401,108)	$401,170
Cash	512,601
Net unrealized gain (loss) on open futures contracts	373,783
Net unrealized gain (loss) on open forward currency contracts	(5,865)
Total equity in brokers' trading accounts	1,281,689

Cash and cash equivalents	5,204,179
Securities owned, at fair value (cost $3,623,402)	3,630,823
Interest receivable	1,008
Total assets	$10,117,699

Futures and Forward Contracts owned by Global 1 Class Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(6,858)	(0.07)%	$(601)	(0.01)%	$(7,459)	(0.08)%
Currencies	$1,688	0.02%	$62,314	0.64%	$64,002	0.66%
Energy	$(9,981)	(0.10)%	$46,535	0.48%	$36,554	0.38%
Interest rates	$11,659	0.12%	$(1,895)	(0.02)%	$9,764	0.10%
Meats	$(4,405)	(0.05)%	$1,368	0.01%	$(3,037)	(0.04)%
Metals	$(657)	(0.01)%	$13,869	0.14%	$13,212	0.13%
Soft commodities	$(1,631)	(0.01)%	$27,530	0.28%	$25,899	0.27%
Stock indices and single stock futures	$28,274	0.29%	$(2,490)	(0.02)%	$25,784	0.27%
Total U.S. Futures Positions	$18,089		$146,630		$164,719

Foreign Futures Positions:
Agriculturals	$125	0.00%	$(31)	0.00%	$94	0.00%
Energy	$50	0.00%	$53,120	0.55%	$53,170	0.55%
Interest rates	$141,289	1.46%	$(1,276)	(0.01)%	$140,013	1.45%
Metals	$(46,921)	(0.48)%	$41,014	0.42%	$(5,907)	(0.06)%
Soft commodities	$416	0.00%	$232	0.00%	$648	0.00%
Stock indices	$23,570	0.24%	$(2,524)	(0.02)%	$21,046	0.22%
Total Foreign Futures Positions	$118,529		$90,535		$209,064
Total Futures Contracts	$136,618	1.41%	$237,165	2.46%	$373,783	3.87%

Forward Contracts *
Currencies	$11,555	0.12%	$(17,420)	(0.18)%	$(5,865)	(0.06)%

Total Futures and Forward Contracts	$148,173	1.53%	$219,745	2.28%	$367,918	3.81%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value).  Accordingly, the number of contracts and expiration dates are not presented.

U.S. Government securities in brokers’ trading accounts owned by Global 1 Class Units at December 31, 2014**

				Percent of
				Partners' Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$401,311	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $401,108)	$401,170	4.15%

**   Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Global 1 Class Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$647,276	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$649,515	6.72%
$2,158,666	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	2,162,343	22.38%
$80,910	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	80,937	0.84%
	Total U.S. Government-sponsored enterprises (cost of $2,886,852)		$2,892,795	29.94%

Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$49,905	2/3/2015	Foreign corporate bonds, 0.8%	$50,268	0.52%
$332,797	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	341,879	3.54%
	Total Corporate bonds (cost of $390,858) ***		$392,147	4.06%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$83,628	4/10/2015	Foreign commercial paper, 0.5%	$83,519	0.86%
$262,470	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	262,362	2.72%
	Total Commercial paper (cost of $345,692) ***		$345,881	3.58%

Total securities owned by Global 1 Class Units at December 31, 2014	$3,630,823	37.58%

***  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Global 2 Class Units

Assets by Class of Units	December 31, 2014
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $243,500)	$243,537
Cash	311,183
Net unrealized gain (loss) on open futures contracts	226,914
Net unrealized gain (loss) on open forward currency contracts	(3,561)
Total equity in brokers' trading accounts	778,073

Cash and cash equivalents	3,159,285
Securities owned, at fair value (cost $2,199,646)	2,204,153
Interest receivable	612
Total assets	$6,142,123

Futures and Forward Contracts owned by Global 2 Class Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(4,163)	(0.07)%	$(365)	(0.01)%	$(4,528)	(0.08)%
Currencies	$1,025	0.02%	$37,829	0.64%	$38,854	0.66%
Energy	$(6,059)	(0.10)%	$28,250	0.48%	$22,191	0.38%
Interest rates	$7,078	0.12%	$(1,150)	(0.02)%	$5,928	0.10%
Meats	$(2,674)	(0.05)%	$831	0.01%	$(1,843)	(0.04)%
Metals	$(399)	(0.01)%	$8,419	0.14%	$8,020	0.13%
Soft commodities	$(990)	(0.01)%	$16,713	0.28%	$15,723	0.27%
Stock indices and single stock futures	$17,164	0.29%	$(1,512)	(0.02)%	$15,652	0.27%
Total U.S. Futures Positions	$10,982		$89,015		$99,997

Foreign Futures Positions:
Agriculturals	$76	0.00%	$(19)	0.00%	$57	0.00%
Energy	$30	0.00%	$32,247	0.55%	$32,277	0.55%
Interest rates	$85,772	1.46%	$(774)	(0.01)%	$84,998	1.45%
Metals	$(28,484)	(0.48)%	$24,898	0.42%	$(3,586)	(0.06)%
Soft commodities	$253	0.00%	$141	0.00%	$394	0.00%
Stock indices	$14,309	0.24%	$(1,532)	(0.02)%	$12,777	0.22%
Total Foreign Futures Positions	$71,956		$54,961		$126,917
Total Futures Contracts	$82,938	1.41%	$143,976	2.46%	$226,914	3.87%

Forward Contracts *
Currencies	$7,014	0.12%	$(10,575)	(0.18)%	$(3,561)	(0.06)%

Total Futures and Forward Contracts	$89,952	1.53%	$133,401	2.28%	$223,353	3.81%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value).  Accordingly, the number of contracts and expiration dates are not presented.

U.S. Government securities in brokers’ trading accounts owned by Global 2 Class Units at December 31, 2014**

				Percent of
				Partners' Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$243,623	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $243,500)	$243,537	4.15%

**   Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Global 2 Class Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$392,940	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$394,299	6.72%
$1,310,454	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	1,312,687	22.38%
$49,117	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	49,134	0.84%
	Total U.S. Government-sponsored enterprises (cost of $1,752,511)		$1,756,120	29.94%

Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$30,296	2/3/2015	Foreign corporate bonds, 0.8%	$30,516	0.52%
$202,030	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	207,543	3.54%
	Total Corporate bonds (cost of $237,277) ***		$238,059	4.06%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$50,768	4/10/2015	Foreign commercial paper, 0.5%	$50,702	0.86%
$159,337	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	159,272	2.72%
	Total Commercial paper (cost of $209,858) ***		$209,974	3.58%

Total securities owned by Global 2 Class Units at December 31, 2014	$2,204,153	37.58%

***  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Global 3 Class Units

Assets by Class of Units	December 31, 2014
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $4,235,235)	$4,235,886
Cash	5,412,468
Net unrealized gain (loss) on open futures contracts	3,946,722
Net unrealized gain (loss) on open forward currency contracts	(61,927)
Total equity in brokers' trading accounts	13,533,149

Cash and cash equivalents	54,950,063
Securities owned, at fair value (cost $38,258,894)	38,337,254
Interest receivable	10,637
Total assets	$106,831,103

Futures and Forward Contracts owned by Global 3 Class Units at December 31, 2014

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(72,410)	(0.07)%	$(6,348)	(0.01)%	$(78,758)	(0.08)%
Currencies	$17,827	0.02%	$657,966	0.64%	$675,793	0.66%
Energy	$(105,394)	(0.10)%	$491,355	0.48%	$385,961	0.38%
Interest rates	$123,103	0.12%	$(20,010)	(0.02)%	$103,093	0.10%
Meats	$(46,509)	(0.05)%	$14,447	0.01%	$(32,062)	(0.04)%
Metals	$(6,938)	(0.01)%	$146,441	0.14%	$139,503	0.13%
Soft commodities	$(17,222)	(0.01)%	$290,689	0.28%	$273,467	0.27%
Stock indices and single stock futures	$298,541	0.29%	$(26,291)	(0.02)%	$272,250	0.27%
Total U.S. Futures Positions	$190,998		$1,548,249		$1,739,247

Foreign Futures Positions:
Agriculturals	$1,319	0.00%	$(328)	0.00%	$991	0.00%
Energy	$524	0.00%	$560,885	0.55%	$561,409	0.55%
Interest rates	$1,491,850	1.46%	$(13,469)	(0.01)%	$1,478,381	1.45%
Metals	$(495,431)	(0.48)%	$433,064	0.42%	$(62,367)	(0.06)%
Soft commodities	$4,395	0.00%	$2,444	0.00%	$6,839	0.00%
Stock indices	$248,877	0.24%	$(26,655)	(0.02)%	$222,222	0.22%
Total Foreign Futures Positions	$1,251,534		$955,941		$2,207,475
Total Futures Contracts	$1,442,532	1.41%	$2,504,190	2.46%	$3,946,722	3.87%

Forward Contracts *
Currencies	$122,004	0.12%	$(183,931)	(0.18)%	$(61,927)	(0.06)%

Total Futures and Forward Contracts	$1,564,536	1.53%	$2,320,259	2.28%	$3,884,795	3.81%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

U.S. Government securities in brokers’ trading accounts owned by Global 3 Class Units at December 31, 2014**

				Percent of
				Partners' Capital
Face Value	Maturity Date	Description	Fair Value	(net asset value)
$4,237,378	6/18/2015	U.S. Treasury Bills, 0.10% (cost of $4,235,235)	$4,235,886	4.15%

**  Pledged as collateral for the trading of futures and forward contracts.

Securities owned by Global 3 Class Units at December 31, 2014

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$6,834,481	7/21/2017-10/23/2017	Federal Farm Credit Banks, 1.1%	$6,858,116	6.72%
$22,792,993	3/27/2017-12/19/2017	Federal Home Loan Banks, 1-1.3%	22,831,819	22.38%
$854,310	12/22/2017	Federal Agricultural Mortgage Corp., 1.3%	854,596	0.84%
	Total U.S. Government-sponsored enterprises (cost of $30,481,784)		$30,544,531	29.94%

Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$526,938	2/3/2015	Foreign corporate bonds, 0.8%	$530,777	0.52%
$3,513,947	1/15/2015-10/1/2015	U.S. corporate bonds, 0.7-1.1%	3,609,843	3.54%
	Total Corporate bonds (cost of $4,127,008) ***		$4,140,620	4.06%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$883,015	4/10/2015	Foreign commercial paper, 0.5%	$881,862	0.86%
$2,771,383	2/6/2015-2/23/2015	U.S. commercial paper, 0.3-0.4%	2,770,241	2.72%
	Total Commercial paper (cost of $3,650,102) ***		$3,652,103	3.58%

Total securities owned by Global 3 Class Units at December 31, 2014	$38,337,254	37.58%

***  No individual position constituted greater than 1 percent of partners’ capital (net asset value).